VAN KAMPEN AMERICAN CAPITAL


                                     SMALL
                                 CAPITALIZATION
                                      FUND

                               Semi-Annual Report
                                 April 30, 1998

             Van Kampen American Capital Small Capitalization Fund
                      Portfolio of Investments (Continued)
                           April 30, 1998 (Unaudited)


Description                                                 Shares            Market Value
-----------                                                 ------            ------------


COMMON STOCK 98.9%
CONSUMER DISTRIBUTION 5.5%
Americredit Corp. (a)                                        4,200             $  140,172
BJ's Wholesale Club, Inc. (a)                                1,400                 56,000
Brightpoint, Inc. (a)                                       17,200                333,250
DIMON, Inc.                                                  2,300                 33,922
Food Lion, Inc.                                              9,200                 94,300
Homebase, Inc. (a)                                           1,400                 11,635
HON Industries, Inc.                                         8,200                263,422
Hughes Supply, Inc.                                          3,000                116,810
Lear Seating Corp. (a)                                       2,000                107,500
Lexmark International Group, Inc., Class A (a)               3,000                175,872
Meyer (Fred), Inc. Delaware (a)                              2,800                125,472
Neiman-Marcus Group, Inc. (a)                                1,800                 65,700
Premark International, Inc                                   4,600                154,385
Proffitts, Inc. (a)                                          2,680                107,200
Rite Aid Corp.                                               9,200                294,400
Safeway, Inc. (a)                                           13,700                519,741
Saks Holdings, Inc. (a)                                      2,300                 51,460
Supervalue, Inc.                                             2,300                100,622
Tech Data Corp. (a)                                          2,300                114,422
TJX Cos., Inc.                                              15,600                690,300
U.S. Office Products Co. (a)                                 3,450                 61,238
Zale Corp. (a)                                               2,900                 88,269
                                                                                ---------
                                                                                3,706,092
                                                                                ---------

CONSUMER DURABLES 3.0%
Arvin Industries, Inc.                                       9,900                408,375
Borg Warner Automotive, Inc.                                 3,700                230,788
Callaway Golf Co.                                            2,800                 76,650
Culligan Water Technologies, Inc. (a)                          225                 13,106
Furniture Brands International, Inc. (a)                    13,800                408,825
Galoob Toys, Inc. (a)                                          200                  2,175
Harman International Industries, Inc.                        1,100                 46,131
Mohawk Industries, Inc. (a)                                 11,700                354,656
Snap-On, Inc.                                                9,600                408,000
Sturm Ruger & Co., Inc.                                      3,700                 73,075
                                                                                ---------
                                                                                2,021,781
                                                                                ---------

CONSUMER NON-DURABLES 10.1%
Alberto Culver Co., Class B                                  3,800                112,575
American Greetings Corp., Class A                            6,900                321,713
Borders Group, Inc. (a)                                      4,600                144,325
Brown Group, Inc.                                            8,000                127,500
Burlington Industries, Inc. (a)                              9,200                158,700
Dean Foods Co.                                               4,600                215,625
Donnkenny, Inc. (a)                                         11,500                 44,563
Fossil, Inc. (a)                                            20,000                450,000
Fruit of the Loom, Inc. (a)                                  6,100                229,513


See Notes to Financial Statements

                                       1.



Description                                                 Shares            Market Value
-----------                                                 ------            ------------


CONSUMER NON-DURABLES (CONTINUED)
Griffon Corp. (a)                                           10,700             $  141,775
Guilford Mills, Inc.                                        20,700                582,188
Herbalife International, Inc., Class A                       3,700                104,062
Herbalife International, Inc., Class B                       7,400                193,325
Jones Apparel Group, Inc. (a)                                5,000                299,688
Lancaster Colony Corp.                                       4,800                184,500
Liz Claiborne, Inc.                                          5,500                270,188
McCormick & Co., Inc.                                        2,300                 78,775
Michael Foods, Inc.                                          5,000                145,313
Nautica Enterprises, Inc. (a)                               12,400                320,850
Oxford Industries, Inc.                                      6,000                209,625
Reebok International Ltd. (a)                                4,600                135,700
Revlon, Inc., Class A (a)                                    2,800                146,300
Russ Berrie & Co., Inc.                                      9,200                263,350
Russell Corp.                                               14,400                388,800
Scotts Co., Class A (a)                                      3,000                110,625
Smithfield Foods, Inc. (a)                                  13,800                417,450
St John Knits, Inc.                                          3,400                151,725
Tultex Corp. (a)                                            39,100                131,963
Unifi, Inc.                                                  8,600                330,025
Westpoint Stevens, Inc. (a)                                 10,800                360,450
                                                                                ---------
                                                                                6,771,191
                                                                                ---------

CONSUMER SERVICES 6.3%
Amresco, Inc. (a)                                            9,200                330,050
APAC Teleservices, Inc. (a)                                  1,400                 13,300
Applebee's International, Inc.                               1,800                 45,000
Banta Corp.                                                  6,900                222,525
Darden Restaurants, Inc.                                    10,000                160,000
Firstplus Financial Group, Inc. (a)                          2,300                111,406
Imperial Credit Industries, Inc. (a)                         8,000                206,500
International Game Technology                                4,600                127,075
King World Productions, Inc. (a)                            18,400                491,050
Media General, Inc., Class A                                 2,400                113,700
MGM Grand, Inc. (a)                                          4,600                155,538
New York Times Co., Class A                                  6,400                453,600
Norrell Corp.                                                4,200                 90,300
Ogden Corp.                                                  5,000                153,750
Omnicom Group                                               10,800                509,625
Papa John's International, Inc. (a)                          6,550                274,281
Promus Hotel Corp. (a)                                       3,052                138,103
Regal Cinemas, Inc. (a)                                      9,350                285,759
Sonic Corp. (a)                                              2,800                 90,650
Stewart Enterprises, Inc., Class A                           4,600                124,200
Sunburst Hospitality Corp. (a)                               1,233                  9,941
Valassis Communications, Inc. (a)                            3,200                125,600
                                                                                ---------
                                                                                4,231,953
                                                                                ---------

See Notes to Financial Statements

                                       2.



Description                                                 Shares            Market Value
-----------                                                 ------            ------------


ENERGY 7.5%

Apache Corp.                                                 5,100             $  182,006
Ashland, Inc.                                                3,200                169,000
BJ Services Co. (a)                                          1,200                 44,325
Canadian Occidental Petroleum Ltd.                           3,700                 76,775
Cliffs Drilling Co. (a)                                      2,800                137,025
Columbia Gas Systems, Inc.                                   3,700                299,931
Devon Energy Corp.                                           2,300                 93,006
El Paso Natural Gas Co.                                      9,400                347,800
KeySpan Energy Corp.                                         6,900                237,619
MCN Corp.                                                      500                 18,844
Murphy Oil Corp.                                             2,300                120,175
National Fuel Gas Co.                                        2,300                105,656
Newfield Exploration Co. (a)                                 1,800                 44,663
NGC Corp.                                                    4,600                 67,563
NICOR, Inc.                                                    500                 20,500
Offshore Logistics, Inc. (a)                                 4,600                108,963
ONEOK, Inc.                                                 11,200                446,600
Pennzoil Co.                                                 3,200                204,000
Pool Energy Services Co. (a)                                11,500                301,875
Reading & Bates Corp. (a)                                    1,652                 53,380
Seagull Energy Corp. (a)                                     3,488                 59,514
Smith International, Inc. (a)                                2,300                133,113
Tesoro Petroleum Corp. (a)                                  14,200                282,225
Tidewater, Inc.                                              2,300                 90,994
Union Texas Petroleum Holdings, Inc.                         6,600                133,650
Valero Energy Corp.                                          5,800                187,413
Vintage Petroleum, Inc.                                     13,800                269,963
Washington Gas & Light Co.                                   7,400                199,800
WICOR, Inc.                                                  8,900                427,200
Williams Cos.                                                4,764                147,982
                                                                                ---------
                                                                                5,011,560
                                                                                ---------

FINANCE 17.1%
20th Century Industries                                      3,500                100,406
Allied Group, Inc.                                           3,450                102,638
AMBAC, Inc.                                                  8,200                459,200
American Financial Group, Inc.                               6,400                278,400
Amsouth Bancorp.                                             6,150                385,144
Associated Banc-Corp.                                        1,591                 85,815
California Federal Bancorp, Inc. (a)                           600                 14,700
Charter One Financial, Inc.                                  4,147                281,996
Choice Hotels International, Inc. (a)                        3,700                 62,900
City National Corp.                                          7,600                284,050
Cityscape Financial Corp. (a)                                4,600                  2,731
CMAC Investment Corp.                                        3,300                213,881
Concentra Managed Care, Inc. (a)                             2,500                 76,875
Conseco, Inc.                                                8,818                436,491
Countrywide Credit Industries, Inc.                          6,900                334,219


See Notes to Financial Statements

                                       3.



Description                                                 Shares            Market Value
-----------                                                 ------            ------------


FINANCE (CONTINUED)
Delta Financial Corp. (a)                                   20,000             $  352,500
Donaldson Lufkin & Jenrette, Inc.                            2,800                264,950
Edwards (A.G.), Inc.                                         7,650                344,250
Enhance Financial Services Group, Inc.                       2,000                137,500
Everest Reinsurance Holdings, Inc.                          12,000                490,500
Finova Group, Inc.                                           1,800                105,525
First American Financial Corp.                               4,800                341,100
Fremont General Corp.                                        7,050                394,800
Frontier Insurance Group, Inc.                               4,600                121,325
Greenpoint Financial Corp.                                   5,400                220,725
HCC Insurance Holdings, Inc.                                 2,300                 50,025
Horace Mann Educators Corp.                                  3,000                104,813
Lehman Brothers Holdings, Inc.                               1,400                100,275
Mercantile Bankshares Corp.                                  3,400                129,625
Mercury General Corp.                                        4,600                298,425
MGIC Investment Corp. of Wisconsin                           1,700                108,056
Money Store, Inc.                                            6,900                226,406
Nationwide Financial Services, Inc., Class A                10,000                436,250
North Fork Bancorp.                                          7,298                273,219
Orion Capital Corp.                                          8,400                466,725
Pacific Century Financial Corp.                              4,600                113,563
Paine Webber Group, Inc.                                     3,450                154,172
Penncorp Financial Group, Inc.                               2,300                 60,088
PMI Group, Inc.                                                900                 73,800
Protective Life Corp.                                       13,800                512,325
Reliance Group Holdings, Inc.                                2,600                 46,150
Republic New York Corp.                                      2,300                309,638
Resource Bancshares Management Group, Inc.                   9,660                172,673
San Juan Basin Royalty Trust                                10,000                 80,000
Southtrust Corp.                                             7,200                305,100
Sovereign Bancorp, Inc.                                     26,056                496,693
T R Financial Corp.                                          4,600                164,163
Transatlantic Holdings, Inc.                                 6,000                462,750
U.S. Trust Corp.                                             2,300                161,719
Unitrin, Inc.                                                2,300                160,138
Vesta Insurance Group, Inc.                                  2,300                130,956
                                                                                ---------
                                                                               11,490,368
                                                                                ---------

HEALTHCARE 11.8%
Access Health, Inc. (a)                                      3,000                100,875
ADAC Laboratories (a)                                        4,600                 99,763
Agouron Pharmaceuticals, Inc. (a)                            1,800                 61,538
Beckman Industries, Inc.                                     6,000                334,500
Biomet, Inc.                                                 4,600                138,288
Coherent, Inc. (a)                                           6,400                151,200
Cooper Companies, Inc. (a)                                   3,000                115,125
Curative Health Services, Inc. (a)                           4,600                139,150
Dekalb Genetics Corp., Class B                               2,200                150,150


See Notes to Financial Statements

                                       4.



Description                                                 Shares            Market Value
-----------                                                 ------            ------------



HEALTHCARE (CONTINUED)
Dura Pharmaceuticals, Inc. (a)                               2,800             $   73,150
ESC Medical Systems, Ltd. (a)                                7,300                239,075
First Health Group Corp. (a)                                   900                 52,875
FPA Medical Management, Inc. (a)                            11,500                140,516
Haemonetics Corp. (a)                                        5,500                 96,938
HBO & Co.                                                    3,600                219,375
Health Management Associates, Inc., Class A (a)             23,850                754,256
Healthcare & Retirement Corp. (a)                            3,100                127,100
Healthsouth Corp. (a)                                       12,300                369,000
Integrated Health Services, Inc.                             2,903                110,133
Lincare Holdings, Inc. (a)                                   8,700                704,972
Manor Care, Inc.                                             3,700                129,500
Medicis Pharmaceutical Corp., Class A (a)                    3,700                157,944
Minimed, Inc. (a)                                            3,300                166,031
Mylan Labs, Inc.                                             5,000                137,813
NBTY, Inc. (a)                                              30,400                571,900
Pacificare Health Systems, Inc., Class A (a)                    80                  5,598
Phycor, Inc. (a)                                             2,300                 52,181
PSS World Medical Inc. (a)                                  10,000                223,750
Quorum Health Group, Inc. (a)                                7,650                243,844
Rexall Sundown, Inc. (a)                                    18,400                588,800
Sun Healthcare Group (a)                                     5,000                 84,063
Sybron International Corp. (a)                              11,400                300,675
Tenet Healthcare Corp. (a)                                   4,750                178,719
Total Renal Care Holdings, Inc. (a)                         13,311                439,263
U.S. Surgical Corp.                                          1,400                 44,013
Vivus, Inc. (a)                                              7,400                 82,788
Watson Pharmaceuticals, Inc. (a)                             8,640                369,900
                                                                                ---------
                                                                                7,954,761
                                                                                ---------

PRODUCER MANUFACTURING 7.1%
ACX Technologies, Inc. (a)                                   2,800                 67,900
Aeroquip-Vickers, Inc.                                       2,000                126,375
American Standard Cos., Inc. (a)                             3,400                166,175
Ametek, Inc.                                                 2,300                 69,719
Blount International, Inc., Class A                          3,200                101,000
Camco International, Inc.                                    3,200                211,000
Cummins Engine Co., Inc.                                     4,100                221,913
Flowserve Corp.                                              1,100                 33,138
Global Industrial Technologies, Inc. (a)                     9,900                173,869
Harnischfeger Industries, Inc.                               2,800                 78,925
Harsco Corp.                                                 2,800                130,550
IDEX Corp.                                                   9,350                342,444
Intermet Corp.                                               2,300                 47,438
Johnson Controls, Inc.                                       3,700                219,688
Kaydon Corp.                                                 4,600                201,538
Kennametal, Inc.                                             2,000                106,875
Manitowoc Co., Inc.                                          3,400                155,550


See Notes to Financial Statements

                                       5.



Description                                                 Shares            Market Value
-----------                                                 ------            ------------


PRODUCER MANUFACTURING (CONTINUED)
Mastec, Inc. (a)                                             2,100             $   54,338
Mueller Industries, Inc. (a)                                 2,300                156,400
National Service Industries, Inc.                            2,800                151,900
PACCAR, Inc.                                                 3,800                223,963
Republic Industries, Inc. (a)                                2,300                 64,256
Robbins & Myers, Inc.                                        5,000                166,250
Ruddick Corp.                                                4,600                 83,088
Southdown, Inc.                                              4,000                282,000
Tecumseh Products Co., Class A                               4,600                231,725
Timken Co.                                                  10,100                398,319
Trinity Industries, Inc.                                     8,300                420,188
U.S. Filter Corp. (a)                                        2,300                 74,894
                                                                                ---------
                                                                                4,761,418
                                                                                ---------

RAW MATERIALS/PROCESSING INDUSTRIES 3.5%
A K Steel Holding Corp.                                      1,800                 37,800
Cytec Industries, Inc. (a)                                   2,500                137,813
Fuller (H. B.) Co.                                           2,300                144,325
Goodrich (B. F.) Co.                                         3,220                173,075
Lyondell Petrochemical Co.                                   7,400                245,125
Medusa Corp.                                                 1,600                 98,300
Mississippi Chemical Corp.                                   1,674                 30,341
Potlatch Corp.                                                 900                 42,469
Rayonier, Inc.                                               5,100                258,825
Terra Industries, Inc.                                      17,000                180,625
Texas Industries, Inc.                                       2,000                129,125
USG Corp. (a)                                                5,100                263,606
USX-US Steel Group, Inc.                                     4,600                180,838
Valspar Corp.                                                4,100                163,488
Vulcan Materials Co.                                         2,300                264,500
                                                                                ---------
                                                                                2,350,255
                                                                                ---------

TECHNOLOGY 17.4%
Adaptec, Inc. (a)                                            4,600                108,675
Altera Corp. (a)                                             2,500                101,250
Applied Magnetics Corp. (a)                                 11,500                117,156
Autodesk, Inc.                                               3,000                141,375
Avnet, Inc.                                                  2,300                142,456
Avx Corp.                                                    5,300                108,650
BancTec, Inc. (a)                                            9,200                200,100
BMC Software, Inc. (a)                                       2,100                195,563
Cadence Design Systems, Inc. (a)                             2,800                101,850
Cambridge Technology Partners (a)                            1,800                 96,750
CIBER, Inc. (a)                                              4,000                130,500
Citrix Systems, Inc. (a)                                    10,800                668,250
Comverse Technology, Inc. (a)                                2,990                141,838
Cymer, Inc. (a)                                              6,000                135,375
Data General Corp. (a)                                      13,800                208,725


See Notes to Financial Statements

                                       6.



Description                                                 Shares            Market Value
-----------                                                 ------            ------------


TECHNOLOGY (CONTINUED)
Davox Corp. (a)                                              9,900             $  221,513
Digital Microwave Corp. (a)                                 14,600                172,463
DII Group, Inc. (a)                                         10,000                231,250
Discreet Logic, Inc. (a)                                     5,000                 91,875
Elsag Bailey Process Automation N.V. (a)                     6,900                136,275
Esterline Technologies Corp. (a)                            12,000                270,750
Fiserv, Inc. (a)                                             3,700                239,113
General Signal Corp.                                         2,300                102,063
GenRad, Inc. (a)                                             6,400                126,800
Harris Corp.                                                 4,600                230,288
HMT Technology Corp. (a)                                    10,000                130,625
Hutchinson Technology, Inc. (a)                              6,900                212,175
Hyperion Software Corp. (a)                                  3,300                142,725
Iomega Corp. (a)                                             9,200                 73,600
Jabil Circuit, Inc. (a)                                      7,400                262,700
Legato Systems, Inc. (a)                                     8,000                248,000
Linear Technology Corp.                                        900                 72,338
Loral Corp. (a)                                              2,300                 72,163
Manugistics Group, Inc. (a)                                  3,000                179,625
Microchip Technology, Inc. (a)                               2,300                 65,838
Micron Electronics, Inc. (a)                                 4,600                 64,975
Neomagic Corp. (a)                                          10,000                208,750
Networks Associates, Inc. (a)                                2,100                145,228
Periphonics Corp. (a)                                       13,600                161,500
Pioneer-Standard Electronics, Inc.                          14,000                175,000
Plexus Corp. (a)                                             5,000                107,500
Project Software & Dev, Inc. (a)                             4,600                124,200
Quantum Corp. (a)                                            8,000                187,000
Radisys Corp. (a)                                            4,600                124,200
Rational Software Corp. (a)                                  2,800                 47,513
Recoton Corp. (a)                                           11,100                283,744
Remedy Corp. (a)                                             8,300                188,306
Sanmina Corp. (a)                                            3,700                330,688
Saville Systems PLC, Class A (a)                             3,000                148,875
SCI Systems, Inc. (a)                                        9,200                379,500
Solectron Corp. (a)                                          3,700                164,881
Storage Technology Corp. (a)                                 9,600                807,000
Stratus Computer, Inc. (a)                                   2,600                114,400
Sundstrand Corp.                                             3,200                222,400
Symbol Technologies, Inc.                                    1,575                 61,327
Systems & Computer Technology Corp. (a)                      8,000                451,500
Tekelec (a)                                                  9,000                446,063
Tracor, Inc. (a)                                             7,800                305,663
Unitrode Corp. (a)                                          10,800                172,125
Visio Corp. (a)                                              3,000                149,250
Western Digital Corp. (a)                                    9,600                183,600
Wyman-Gordan Co. (a)                                         2,300                 47,294
                                                                                ---------
                                                                               11,683,174
                                                                                ---------

See Notes to Financial Statements

                                       7.



Description                                                 Shares            Market Value
-----------                                                 ------            ------------


TRANSPORTATION 1.8%
Continental Airlines, Inc., Class B (a)                      2,300             $  135,125
Expeditors International of Washington, Inc.                 4,600                198,950
Halter Marine Group, Inc. (a)                                9,296                167,909
Seacor Holdings, Inc. (a)                                    3,700                215,063
UAL Corp. (a)                                                1,400                121,800
U.S. Air Group, Inc. (a)                                     2,600                188,338
USFreightways Corp.                                          4,600                164,163
                                                                                ---------
                                                                                1,191,348
                                                                                ---------

UTILITIES 7.8%
Boston Edison Co.                                            9,700                395,881
CalEnergy, Inc. (a)                                          5,000                164,375
Central Hudson Gas & Electric Corp.                          9,000                363,938
Century Telephone Enterprises, Inc.                            750                 31,969
Cincinnati Bell, Inc.                                        5,100                193,800
Commonwealth Energy System Cos.                              2,300                 86,969
DQE, Inc.                                                    5,500                189,063
FirstEnergy Corp.                                            9,227                279,693
Kansas City Power & Light Co.                                3,700                109,844
LG & E Energy Corp.                                          4,600                121,900
Long Island Lighting Co.                                    21,600                649,350
MDU Resources Group, Inc.                                    3,000                104,438
MidAmerican Energy Holdings Co.                              6,900                146,194
Montana Power Co.                                            6,900                255,731
New Century Energies, Inc.                                   3,700                176,675
New York State Electric & Gas Corp.                         13,800                570,975
NIPSCO Industries, Inc.                                      3,600                 96,975
Pacific Gas & Electric Co.                                   1,524                 49,340
Pinnacle West Capital Corp.                                  4,600                203,838
Public Service Co. of New Mexico                            15,200                352,450
Sierra Pacific Resources                                     2,300                 80,500
United Illuminating Co.                                      2,900                144,456
UtiliCorp United, Inc.                                       3,000                113,438
Western Resources, Inc.                                      9,200                359,950
                                                                                ---------
                                                                                5,241,742
                                                                                ---------

See Notes to Financial Statements

                                       8.



Description                                                                   Market Value
-----------                                                                   ------------


TOTAL LONG-TERM INVESTMENTS 98.9%
   (Cost $41,701,438)                                                         $66,415,643

REPURCHASE AGREEMENT 1.1%
DLJ ($720,000 par, collateralized by U.S. Government
obligations in a pooled cash account, dated 04/30/98,
to be sold on 05/01/98 at $720,110) (Cost $720,000)                               720,000
                                                                               ----------

TOTAL INVESTMENTS 100.0%
(Cost $42,421,438)                                                             67,135,643

OTHER ASSETS IN EXCESS OF LIABILITIES                                               8,961
                                                                               ----------
NET ASSETS 100.0%                                                             $67,144,604
                                                                               ==========


(a) Non-income producing security as this stock currently does not declare dividends.


See Notes to Financial Statements

                                       9.



              VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           April 30, 1998 (Unaudited)



ASSETS:

      Total Investments (Cost $42,421,438)                            $   67,135,643
      Cash                                                                     1,257
      Dividends Receivable                                                    52,666
      Unamortized Organizational Costs                                         8,127
      Other                                                                    3,241
                                                                       -------------

               Total Assets                                               67,200,934
                                                                       -------------

LIABILITIES:

      Trustees' Deferred Compensation and Retirement Plans                    30,573
      Accrued Expenses                                                        18,856
      Payable to Affiliates                                                    6,901
                                                                       -------------

               Total Liabilities                                              56,330
                                                                       -------------

NET ASSETS                                                            $   67,144,604
                                                                       =============

NET ASSETS CONSIST OF:
      Capital                                                         $   39,667,860
      Net Unrealized Appreciation                                         24,714,205
      Accumulated Net Realized Gain                                        2,522,437
      Accumulated Undistributed Net Investment Income                        240,102
                                                                       -------------

NET ASSETS                                                            $   67,144,604
                                                                       =============


Net Asset Value, Offering Price and Redemption Price
Per Share (Based on net assets of $67,144,604 and 5,487,382
shares of beneficial interest issued and outstanding)                 $        12.24
                                                                       =============


See Notes to Financial Statements

                                      10.


              VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND

                             STATEMENT OF OPERATIONS
               For the Six Months Ended April 30, 1998 (Unaudited)



INVESTMENT INCOME:

      Dividends                                                     $      392,326
      Interest                                                              13,779
                                                                     -------------

                Total Income                                               406,105
                                                                     -------------

EXPENSES:

      Audit                                                                 11,026
      Accounting Services                                                    8,301
      Shareholder Services                                                   7,500
      Trustees' Fees and Expenses                                            7,339
      Amortization of Organizational Costs                                   6,300
      Shareholder Reports                                                    5,752
      Legal                                                                  3,309
      Other                                                                  1,614
                                                                     -------------

                Total Expenses                                              51,141
                                                                     -------------


NET INVESTMENT INCOME                                               $      354,964
                                                                     =============

REALIZED AND UNREALIZED GAIN/LOSS:

      Net Realized Gain                                             $    2,598,058
                                                                     -------------
      Unrealized Appreciation/Depreciation:
          Beginning of the Period                                       18,532,862
          End of the Period                                             24,714,205
                                                                     -------------

      Net Unrealized Appreciation During the Period                      6,181,343
                                                                     -------------

NET REALIZED AND UNREALIZED GAIN                                    $    8,779,401
                                                                     =============

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $    9,134,365
                                                                     =============


See Notes to Financial Statements

                                      11.


              VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND

                       STATEMENT OF CHANGES IN NET ASSETS
 For the Six Months Ended April 30, 1998 and the Year Ended October 31, 1997
                                  (Unaudited)



                                                                                     Six Months Ended              Year Ended
                                                                                      April 30, 1998            October 31, 1997
                                                                                   -------------------        --------------------


FROM INVESTMENT ACTIVITIES:

      Operations:
          Net Investment Income                                                  $           354,964     $         2,120,328
          Net Realized Gain                                                                2,598,058              59,842,669
          Net Unrealized Appreciation/Depreciation During the Period                       6,181,343             (14,406,399)
                                                                                    ----------------        ----------------

          Change in Net Assets from Operations                                             9,134,365              47,556,598
                                                                                    ----------------        ----------------

      Distributions from:
          Net Investment Income                                                             (971,179)             (2,779,489)
          Net Realized Gain                                                              (20,161,961)            (11,913,960)
                                                                                    ----------------        ----------------

          Total Distributions                                                            (21,133,140)            (14,693,449)
                                                                                    ----------------        ----------------

      NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES                                (11,998,775)             32,863,149
                                                                                    ----------------        ----------------


FROM CAPITAL TRANSACTIONS:

      Proceeds from Shares Sold                                                                    0              30,000,000
      Net Asset Value of Shares Issued Through Dividend Reinvestment                      21,133,140              14,693,449
      Cost of Shares Repurchased                                                                   0            (213,753,951)
                                                                                    ----------------        ----------------

      NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                                  21,133,140            (169,060,502)
                                                                                    ----------------        ----------------

TOTAL INCREASE/DECREASE IN NET ASSETS                                                      9,134,365            (136,197,353)


NET ASSETS:

          Beginning of the Period                                                         58,010,239             194,207,592
                                                                                    ----------------        ----------------

          End of the Period (Including accumulated undistributed net
               investment income of $240,102 and $856,317, respectively)         $       67,144,604     $        58,010,239
                                                                                    ================        ================

See Notes to Financial Statements

                                      12.


              VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND

                              FINANCIAL HIGHLIGHTS


       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)




                                                       SIX MONTHS                                                NOVEMBER 23, 1993
                                                         ENDED                                                     (COMMENCEMENT
                                                         APRIL                                                     OF INVESTMENT
                                                         30,                  YEAR ENDED OCTOBER 31,             OPERATIONS) TO
                                                         1998        1997            1996          1995 (A)     OCTOBER 31, 1994 (A)


Net Asset Value, Beginning of the Period           $    16.695    $    13.807    $     12.17    $       9.82       $     10.00
                                                    ----------     ----------      ---------      ----------         ---------

      Net Investment Income                              0.077          0.546          0.197            0.17              0.21
      Net Realized and Unrealized Gain                   1.546          3.468          1.968            2.26            (0.37)
                                                    ----------     ----------      ---------      ----------         ---------

Total from Investment Operations                         1.623          4.014          2.165            2.43            (0.16)
                                                    ----------     ----------      ---------      ----------         ---------

Less:
      Distributions from Net Investment Income           0.280          0.213          0.133            0.08              0.02
      Distributions from Net Realized Gain               5.802          0.913          0.395            0.00              0.00
                                                    ----------     ----------      ---------      ----------         ---------

Total Distributions                                      6.082          1.126          0.528            0.08              0.02
                                                    ----------     ----------      ---------      ----------         ---------

Net Asset Value, End of the Period                 $    12.236    $    16.695    $    13.807    $      12.17       $      9.82
                                                    ==========     ==========      =========      ==========         =========


Total Return                                            15.75% *       31.34%         18.50%          25.00%             1.80% *


Net Assets at End of the Period (In millions)            $67.1          $58.0         $194.2          $200.3             $20.7


Ratio of Expenses to Average Net Assets (b)              0.17%          0.11%          0.10%           0.08%             0.30%


Ratio of Net Investment Income to Average Net
Assets (b)                                               1.17%          1.34%          1.45%           1.59%             1.99%


Portfolio Turnover                                         11% *          47%            75%             85%               34% *


Average Commission Paid Per Equity
Share Traded (c)                                       $0.0253        $0.0115        $0.0222            ----              ----


(a) Based on average shares outstanding.

(b) For the period ended October 31, 1994 and the years ended October 31, 1995 through 1997, the impact on the Ratios of Expenses to Average Net Assets and Net
    Investment Income to Average Net Assets due to VKAC's reimbursement of certain expenses was less than 0.01%.

(c) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable.  This disclosure was not required in fiscal years prior to 1996.

* Non-Annualized


                                      13.


              VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           APRIL 30, 1998 (UNAUDITED)


1.    SIGNIFICANT ACCOUNTING POLICIES
The Van Kampen American Capital Small Capitalization Fund (the "Fund) is organized as a Delaware business trust, and is registered as a diversified open-end management investment company under the investment Company Act of 1940, as amended. The Fund's investment objective is to approximate the performance of the small capitalization sector of the equities market by investing primarily in common stocks of small capitalization companies. The Fund commenced investment operations on November 23, 1993.

      The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Investments listed or traded on a national securities exchange are stated at value using market quotations as of 2:00PM Eastern Standard Time. Unlisted and listed securities for which the last sale price at 2:00PM Eastern Standard Time is not available are valued at the last reported bid price. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specific price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the "Adviser) or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

D. ORGANIZATIONAL COSTS - The Fund will reimburse Van Kampen American Capital Distributors, Inc. or its affiliates ("collectively VKAC") for costs incurred in connection with the Fund's organization in the amount of $62,000. These costs are being amortized on a straight line basis over the 60 month period ending October, 1998. The Adviser has agreed that in the event any of the initial shares of the Fund originally purchased by VKAC are redeemed during the amortization period, the Fund will be reimbursed for any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

E. FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and gains to its shareholders. Therefore, no provision for federal income taxes is required.

     At April 30, 1998, for federal income tax purposes cost of long- and short-term investments is $42,479,625, the aggregate gross unrealized appreciation is $26,582,768 and the aggregate gross unrealized depreciation is $1,926,750, resulting in net unrealized appreciation of $24,656,018.

     Net realized gains or losses may differ for financial and tax reporting purposes as a result of the deferral of losses for tax purposes resulting from wash sales.

F. DISTRIBUTION OF INCOME AND GAINS - The Fund declares and pays dividends annually from net investment income and net realized gains on securities, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES The Adviser serves as the investment manager of the Fund, but receives no compensation for its investment management services.

      For the six months ended April 30, 1998, the Trust recognized expenses of approximately $3,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

      For the six months ended April 30, 1998, the Fund recognized expenses of approximately $8,300, representing VKAC's cost of providing accounting services to the Fund.

                                      14.

These services are provided by VKAC at cost.

     ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended April 30, 1998, the Fund recognized expenses of approximately $7,500, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit.

     Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.

     The Fund provides deferred compensation and retirement plans for its trustees who are not officers of VKAC. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

          At April 30, 1998, the Fund was 100% owned by the Van Kampen American Capital Pace Fund, which is an investment company advised by the Adviser.

3.  CAPITAL TRANSACTIONS
The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $.01 per share. Fund shares are only available for purchase by Funds for which VKAC serves as investment adviser.

     At April 30, 1998 and October 31, 1997, capital aggregated $39,667,860 and $18,534,720, respectively. Transactions in common shares were as follows:


                                SIX MONTHS        YEAR ENDED
                                  ENDED           OCTOBER 31,
                              APRIL 30, 1998         1997
                            ----------------   --------------
Beginning Shares                   3,474,702       14,065,878
                            ----------------   --------------
Shares Sold                              -0-        2,090,026
Shares Issued Through
Dividend Reinvestment              2,012,680        1,123,352
Shares Redeemed                          -0-      (13,804,554)
                             ---------------   --------------
Net Increase/Decrease in
Shares Outstanding                 2,012,680      (10,591,176)
                             ---------------   --------------
Ending Shares                      5,487,382        3,474,702
                             ===============   ==============



4.  INVESTMENT TRANSACTIONS
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $7,115,764 and $6,831,734, respectively.


                                      15.

                           VAN KAMPEN AMERICAN CAPITAL
                            SMALL CAPITALIZATION FUND
---------------------------------------------------------------------------


BOARD OF TRUSTEES                       INVESTMENT ADVISER

J. MILES BRANAGAN                       VAN KAMPEN AMERICAN CAPITAL
RICHARD M. DEMARTINI*                   ASSET MANAGEMENT, INC.
LINDA HUTTON HEAGY                      One Parkview Plaza
R. CRAIG KENNEDY                        Oakbrook Terrace, Illinois 60181
JACK E. NELSON
DON G. POWELL*                          DISTRIBUTOR
PHILIP B. ROONEY
FERNANDO SISTO                          VAN KAMPEN AMERICAN CAPITAL
WAYNE W. WHALEN* - Chairman             DISTRIBUTORS, INC.
                                        One Parkview Plaza
OFFICERS                                Oakbrook Terrace, Illinois 60181

DENNIS J. MCDONNELL*                    SHAREHOLDER SERVICING AGENT
    President
                                        ACCESS INVESTOR
RONALD A. NYBERG*                       SERVICES, INC.
    Vice President and Secretary        P.O. Box  418256
                                        Kansas City, Missouri 64141-9256
EDWARD C. WOOD, III*
    Vice President and Chief
    Financial Officer                   CUSTODIAN

CURTIS W. MORELL*
    Vice President and Chief            STATE STREET BANK AND TRUST COMPANY
    Accounting Officer                  225 Franklin Street
                                        P.O. Box 1713
JOHN L. SULLIVAN*                       Boston, Massachusetts 02105
    Treasurer
                                        LEGAL COUNSEL
TANYA M. LODEN*
    Controller                          SKADDEN, ARPS, SLATE,
                                        MEAGHER & FLOM (ILLINOIS)
                                        333 West Wacker Drive
PETER W. HEGEL*                         Chicago, Illinois 60606
PAUL R. WOLKENBERG*
     Vice Presidents                    INDEPENDENT ACCOUNTANTS

                                        PRICE WATERHOUSE LLP
                                        200 E. Randolph
                                        Chicago, Illinois 60601


*"Interested" persons of the Fund as defined in the Investment Company Act of 1940